Cash Account Trust

Government Securities Portfolio


Cash Equivalent Fund

Government Securities Portfolio


Investors Cash Trust

Government Securities Portfolio

Supplement to the currently effective prospectuses

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Effective May 1, 2004, the above-referenced funds will change their names. The new fund names will be as follows:

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Current Name                         New Name
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Cash Account Trust:                  Cash Account Trust:
  Government Securities Portfolio      Government & Agency Securities Portfolio
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Cash Equivalent Fund:                Cash Equivalent Fund:
  Government Securities Portfolio      Government & Agency Securities Portfolio
--------------------------------------------------------------------------------

Investors Cash Trust:                Investors Cash Trust:
  Government Securities Portfolio      Government & Agency Securities Portfolio
--------------------------------------------------------------------------------

The funds' names are being changed to better reflect each fund's investments. These changes do not represent a change in the current investment strategies or policies of the funds.










April 1, 2004




















               Please Retain This Supplement for Future Reference